TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus and Summary Prospectus

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Transamerica ING Mid Cap Opportunities VP

Effective September 6, 2013, the following replaces the information in the Prospectus and Summary Prospectus under the section entitled “Management”:

Investment Adviser:	Sub-Adviser:
Transamerica Asset Management, Inc.	ING Investment Management Co. LLC

Portfolio Managers:
Jeffrey Bianchi, CFA, Portfolio Manager since 2013
Michael Pytosh, Portfolio Manager since 2013

Effective September 6, 2013, the following replaces the information in the Prospectus under the section entitled “Shareholder Information – Portfolio Manager(s)”:

Name	Sub-Adviser	Positions Over Past Five Years
Jeffrey Bianchi, CFA	ING Investment Management Co. LLC	Portfolio Manager of the portfolio since 2013; Joined ING Investment Management Co. LLC in 1994

Michael Pytosh	ING Investment Management Co. LLC	Portfolio Manager of the portfolio since 2013; Joined ING Investment Management Co. LLC in 2004

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Transamerica ProFund UltraBear VP

Effective October 1, 2013, the following replaces the information in the Prospectus and Summary Prospectus under the section entitled “Management”:

Investment Adviser:	Sub-Adviser:
Transamerica Asset Management, Inc.	ProFund Advisors LLC

Portfolio Managers:
Michael Neches, Senior Portfolio Manager since 2013
Rachel Ames, Portfolio Manager since 2013

Effective October 1, 2013, the following replaces the information in the Prospectus under the section entitled “Shareholder Information – Portfolio Manager(s)”:

Name	Sub-Adviser	Positions Over Past Five Years
Michael Neches	ProFund Advisors LLC	ProFund Advisors LLC - Senior Portfolio Manager since October 2013; ProShare Advisors LLC - Senior Portfolio Manager since November 2010 and Associate Portfolio Manager from January 2007 through October 2010; ProShare Capital Management LLC – Senior Portfolio Manager since June 2012

Rachel Ames	ProFund Advisors LLC	ProFund Advisors LLC - Portfolio Manager since October 2013; Associate Portfolio Manager from June 2009 through September 2013; Portfolio Analyst from June 2004 through May 2009; ProShare Advisors LLC - Portfolio Manager since October 2013; Associate Portfolio Manager from June 2009 through September 2013; Portfolio Analyst from June 2004 through May 2009

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Investors Should Retain this Supplement for Future Reference

September 27, 2013